VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 94.2%
Argentina: 0.2%
47,276	Grupo Supervielle SA (ADR)	$287,438
Brazil: 4.5%
340,400	Fleury SA	1,773,573
548,900	International Meal Co. Alimentacao SA	909,845
815,000	Movida Participacoes SA	2,258,483
213,000	Rumo SA *	1,041,784
69,400	Smiles Fidelidade SA	845,488
		6,829,173
China / Hong Kong: 36.1%
55,490	Alibaba Group Holding Ltd. (ADR) *	10,124,150
1,495,000	A-Living Services Co. Ltd. Reg S 144A * #	2,557,526
255,000	Anta Sports Products Ltd. #	1,738,333
86,300	Baozun, Inc. (ADR) *	3,584,902
3,764,000	Beijing Enterprises Water Group Ltd. #	2,328,476
3,588,969	China Animal Healthcare Ltd. * # ∞	0
369,000	China Education Group Holdings Ltd. Reg S #	563,067
1,604,000	China Maple Leaf Educational Systems Ltd. #	774,760
1,231,000	China ZhengTong Auto Services Holdings Ltd. #	686,106
2,859,000	Fu Shou Yuan International Group Ltd. #	2,627,523
537,000	Galaxy Entertainment Group Ltd. #	3,659,662
46,200	Huazhu Group Ltd. (ADR)	1,946,868
25,947	Kweichow Moutai Co. Ltd. #	3,290,881
784,000	Ping An Insurance Group Co. of China Ltd. #	8,826,440
84,000	Shenzhou International Group Holdings Ltd. #	1,128,558
8,000	Silergy Corp. #	119,836
199,200	Tencent Holdings Ltd. #	9,160,767
430,000	Yihai International Holding Ltd. #	1,915,644
		55,033,499
Egypt: 1.6%
407,187	Commercial International Bank Egypt SAE #	1,612,019
958,802	Juhayna Food Industries #	733,278
167,555	Sarwa Capital SAE *	61,105
		2,406,402
Georgia: 1.5%
69,700	Bank of Georgia Group Plc (GBP) #	1,501,994
60,700	Georgia Capital Plc (GBP) *	861,740
		2,363,734
Germany: 0.9%
36,700	Delivery Hero SE Reg S 144A *	1,325,617
Hungary: 0.6%
19,200	OTP Bank Nyrt #	846,448
India: 10.4%
88,000	Cholamandalam Investment and Finance Co. Ltd. #	1,842,372
197,000	GRUH Finance Ltd. #	784,805
124,600	HDFC Bank Ltd. #	4,175,596
32,800	HDFC Bank Ltd. (ADR)	3,801,848
145,800	Phoenix Mills Ltd. #	1,384,519
73,500	Quess Corp. Ltd. Reg S 144A * #	787,271
65,000	Reliance Industries Ltd. #	1,279,031
104,000	Titan Co. Ltd. #	1,719,407
		15,774,849
Indonesia: 2.6%
9,180,000	Bank Rakyat Indonesia Tbk PT #	2,665,506
8,300,000	Bank Tabungan Pensiunan Nasional Syariah Tbk PT * #	1,288,234
		3,953,740
Kenya: 0.8%
4,477,000	Safaricom Plc	1,225,845
Kuwait: 0.7%
102,455	Human Soft Holding Co. KSC	1,085,531
Malaysia: 1.3%
1,084,000	Malaysia Airports Holdings Bhd #	1,925,505
Mexico: 2.7%
508,000	Qualitas Controladora SAB de CV	1,249,439
313,800	Regional SAB de CV	1,580,620
623,000	Unifin Financiera SAB de CV SOFOM ENR	1,342,594
		4,172,653
Peru: 0.3%
1,665	Credicorp Ltd. (USD)	399,517
Philippines: 5.4%
3,699,000	Ayala Land, Inc. #	3,165,140
11,880,000	Bloomberry Resorts Corp. #	2,715,384
955,200	International Container Terminal Services, Inc.	2,377,540
		8,258,064
Poland: 0.5%
19,639	Kruk SA #	780,751
Russia: 2.8%
168,480	Sberbank of Russia PJSC (ADR) #	2,236,672
59,137	Yandex NV (USD) *	2,030,765
		4,267,437
South Africa: 6.4%
606,000	Advtech Ltd. #	514,415
32,005	Naspers Ltd. #	7,458,497
1,457,924	Transaction Capital Ltd.	1,798,565
		9,771,477
South Korea: 2.4%
9,500	Koh Young Technology, Inc. #	716,827
1,255	Samsung Biologics Co. Ltd. Reg S 144A * #	354,246
13,385	Samsung SDI Co. Ltd. #	2,536,556
		3,607,629
Spain: 2.2%
122,203	CIE Automotive SA #	3,290,420
Switzerland: 0.5%
21,500	Wizz Air Holdings Plc Reg S 144A (GBP) * #	843,649
Taiwan: 3.0%
331,000	Chroma ATE, Inc. #	1,579,642
39,712	Gourmet Master Co. Ltd. #	264,675
160,010	Poya International Co. Ltd. #	1,893,942
151,000	TaiMed Biologics, Inc. * #	824,695
		4,562,954
Thailand: 2.2%
643,000	CP ALL PCL #	1,515,185
1,143,478	Srisawad Corp. PCL (NVDR) #	1,915,213
		3,430,398
Turkey: 2.7%
232,296	AvivaSA Emeklilik ve Hayat AS	399,972
639,140	MLP Saglik Hizmetleri AS Reg S 144A * #	1,450,823
709,968	Sok Marketler Ticaret AS * #	1,155,012
377,000	Tofas Turk Otomobil Fabrikasi AS #	1,160,619
		4,166,426
United Arab Emirates: 1.0%
52,700	NMC Health Plc (GBP) #	1,570,815
United Kingdom: 0.0%
1,235,312	Hirco Plc * # ∞	0
United States: 0.6%
58,300	Laureate Education, Inc. *	872,751
Uruguay: 0.3%
204,910	Biotoscana Investments SA (BDR) *	441,708
Total Common Stocks (Cost: $115,648,416)		143,494,430
PREFERRED STOCKS: 3.8%
Brazil: 1.6%
272,640	Itau Unibanco Holding SA, 4.18%	2,397,486
South Korea: 2.2%
103,600	Samsung Electronics Co. Ltd., 2.93% #	3,317,290
Total Preferred Stocks (Cost: $4,103,060)		5,714,776
MONEY MARKET FUND: 1.9% (Cost: $2,971,719)
2,971,719	AIM Treasury Portfolio - Institutional Class	2,971,719
Total Investments: 99.9% (Cost: $122,723,195)		152,180,925
Other assets less liabilities: 0.1%		145,996
NET ASSETS: 100.0%		$152,326,921

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $103,184,032 which represents 67.7% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $7,319,132, or 4.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	8.7%	$13,262,865
Consumer Discretionary	32.9	50,045,032
Consumer Staples	5.7	8,610,000
Energy	0.8	1,279,031
Financials	28.0	42,656,374
Health Care	4.2	6,415,860
Industrials	7.8	11,791,758
Information Technology	5.4	8,270,151
Real Estate	3.0	4,549,659
Utilities	1.5	2,328,476
Money Market Fund	2.0	2,971,719
	100.0%	$152,180,925

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.9%
Australia: 19.6%
575,000	Bellevue Gold Ltd. * #	$225,087
837,618	Cardinal Resources Ltd. *	202,215
592,192	Evolution Mining Ltd. #	1,539,032
1,212,210	Gold Road Resources Ltd. * #	835,066
14,900	Newcrest Mining Ltd. #	269,839
138,100	Northern Star Resources Ltd. #	877,363
166,639	OceanaGold Corp. (CAD)	523,728
190,000	SolGold Plc (GBP) *	93,171
1,786,700	West African Resources Ltd. * #	406,401
		4,971,902
Canada: 68.1%
28,287	Agnico-Eagle Mines Ltd. (USD)	1,230,485
104,140	Alamos Gold, Inc. (USD)	529,031
40,800	Allegiant Gold Ltd. *	6,412
42,000	Allegiant Gold Ltd. * # ø	6,600
53,900	Auryn Resources, Inc. *	79,457
651,088	B2Gold Corp. (USD) *	1,829,557
129,728	Barrick Gold Corp. (USD)	1,778,571
143,000	Bear Creek Mining Corp. *	154,091
125,814	Bonterra Resources, Inc. *	178,880
191,200	Columbus Gold Corp. *	29,331
294,843	Continental Gold, Inc. *	637,630
286,026	Corvus Gold, Inc. *	447,334
206,400	Eastmain Resources, Inc. *	21,623
117,019	First Mining Gold Corp. *	30,210
100,206	Gold Standard Ventures Corp. (USD) *	102,210
44,600	Goldcorp, Inc. (USD)	510,224
41,000	Golden Star Resources Ltd. (USD) *	162,770
143,700	IAMGOLD Corp. (USD) *	498,639
167,800	Kinross Gold Corp. (USD) *	577,232
91,152	Kirkland Lake Gold Ltd. (USD)	2,771,932
175,609	Leagold Mining Corp. *	247,050
669,442	Liberty Gold Corp. *	175,332
30,500	Lundin Gold, Inc. *	117,540
98,200	Midas Gold Corp. *	61,726
107,300	Nighthawk Gold Corp. *	26,898
99,000	Orezone Gold Corp. * #	37,782
417,688	Orezone Gold Corp. *	159,405
16,800	Osisko Gold Royalties Ltd. (USD)	188,832
219,700	Osisko Mining, Inc. *	480,057
135,200	Otis Gold Corp. *	9,611
92,400	Premier Gold Mines Ltd. *	107,864
41,000	Pretium Resources, Inc. (USD) *	350,960
149,000	Probe Metals, Inc. *	109,268
400,000	Pure Gold Mining, Inc. *	167,621
326,806	Rio2 Ltd. *	107,603
363,600	Sabina Gold and Silver Corp. *	341,466
211,800	Semafo, Inc. *	588,003
34,800	SSR Mining, Inc. (USD) *	440,568
50,200	TMAC Resources, Inc. Reg S *	163,408
53,100	Wheaton Precious Metals Corp. (USD)	1,264,842
200,248	Yamana Gold, Inc. (USD)	522,647
		17,250,702
Mexico: 1.8%
40,200	Fresnillo Plc (GBP) #	455,582
Monaco: 0.6%
9,680	Endeavour Mining Corp. (CAD) *	145,307
South Africa: 0.3%
16,000	Gold Fields Ltd. (ADR)	59,680
United States: 8.5%
163,500	Argonaut Gold, Inc. (CAD) *	230,015
44,200	Newmont Mining Corp.	1,581,034
3,800	Royal Gold, Inc.	345,534
		2,156,583
Total Common Stocks (Cost: $20,517,064)		25,039,756
WARRANTS: 0.1%
Canada: 0.1%
61,000	Alio Gold, Inc. Warrants (CAD 3.44, expiring 01/22/20) * #	0
42,000	Allegiant Gold Ltd. Warrants (CAD 1.20, expiring 01/30/20) * # ø	0
80,000	Bonterra Resources, Inc. Warrants (CAD 5.60, expiring 12/28/19) * #	90
27,985	Leagold Mining Corp. Warrants (CAD 3.70, expiring 05/24/20) * #	1,099
352,000	Liberty Gold Corp. Warrants (CAD 0.60, expiring 10/02/21) * #	11,853
61,000	Probe Metals, Inc. Warrants (CAD 1.45, expiring 06/19/20) * #	4,108
159,000	Pure Gold Mining, Inc. Warrants (CAD 0.85, expiring 05/24/20) * #	6,247
Total Warrants (Cost: $41,933)		23,397
MONEY MARKET FUND: 2.9% (Cost: $729,608)
729,608	AIM Treasury Portfolio - Institutional Class	729,608
Total Investments: 101.9% (Cost: $21,288,605)		25,792,761
Liabilities in excess of other assets: (1.9)%		(469,249)
NET ASSETS: 100.0%		$25,323,512

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,676,149 which represents 18.5% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $6,600, or 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund as of March 31, 2019 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Allegiant Gold Ltd.	11/20/2017	42,000	$19,879	$6,600	0.0%
Allegiant Gold Ltd. Warrants	02/09/2018	42,000	—	0	0.0
			$19,879	$6,600	0.0%

Summary of Investments by Sector	% of Investments	Value
Diversified Metals & Mining	1.7%	$442,546
Gold	86.3	22,266,035
Precious Metals & Minerals	4.2	1,089,730
Silver	4.9	1,264,842
Money Market Fund	2.9	729,608
	100.0%	$25,792,761

VANECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.4%
Bermuda: 1.9%
235,400	Golar LNG Ltd. (USD)	$4,964,586
Canada: 24.5%
164,722	Agnico-Eagle Mines Ltd. (USD)	7,165,407
769,274	Barrick Gold Corp. (USD)	10,546,746
1,049,149	Encana Corp. (USD)	7,595,839
951,300	First Quantum Minerals Ltd.	10,784,746
132,000	Goldcorp, Inc. (USD)	1,510,080
374,100	IAMGOLD Corp. (USD) *	1,298,127
794,200	Kinross Gold Corp. (USD) *	2,732,048
177,265	Nutrien Ltd. (USD)	9,352,501
549,500	Teck Resources Ltd. (USD)	12,737,410
		63,722,904
Israel: 1.3%
89,400	SolarEdge Technologies, Inc. (USD) *	3,368,592
Switzerland: 4.9%
2,888,265	Glencore Plc (GBP) *#	11,969,422
1,222,600	Weatherford International Plc (USD) *	853,375
		12,822,797
United Kingdom: 6.2%
151,300	Anglo American Plc #	4,046,725
306,900	KAZ Minerals Plc #	2,612,393
158,000	Rio Tinto Plc (ADR)	9,298,300
		15,957,418
United States: 56.6%
95,700	Anadarko Petroleum Corp.	4,352,436
42,000	Bunge Ltd.	2,228,940
96,200	Cabot Oil & Gas Corp.	2,510,820
203,200	CF Industries Holdings, Inc.	8,306,816
16,100	Chart Industries, Inc. *	1,457,372
84,400	Cimarex Energy Co.	5,899,560
391,000	CNX Resources Corp. *	4,211,070
98,394	Concho Resources, Inc.	10,917,798
125,147	Diamondback Energy, Inc.	12,706,175
46,900	DowDuPont, Inc.	2,500,239
74,900	EOG Resources, Inc.	7,128,982
87,600	Green Plains Renewable Energy, Inc.	1,461,168
44,100	Halliburton Co.	1,292,130
166,800	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,276,752
57,800	Kirby Corp. *	4,341,358
106,300	Louisiana-Pacific Corp.	2,591,594
210,400	Nabors Industries Ltd.	723,776
196,800	Newmont Mining Corp.	7,039,536
24,200	Ormat Technologies, Inc.	1,334,630
430,400	Parsley Energy, Inc. *	8,306,720
206,800	Patterson-UTI Energy, Inc.	2,899,336
52,300	PBF Energy, Inc.	1,628,622
134,000	PDC Energy, Inc. *	5,451,120
74,200	Pioneer Natural Resources Co.	11,299,176
322,600	ProPetro Holding Corp. *	7,271,404
29,500	Schlumberger Ltd.	1,285,315
137,500	Steel Dynamics, Inc.	4,849,625
266,400	Sunrun, Inc. *	3,745,584
248,500	Transocean Ltd. *	2,164,435
82,600	Tyson Foods, Inc.	5,734,918
121,600	Viper Energy Partners LP	4,032,256
247,900	WPX Energy, Inc. *	3,249,969
		147,199,632
Total Common Stocks (Cost: $218,745,766)		248,035,929
MONEY MARKET FUND: 1.6% (Cost: $4,130,433)
4,130,433	AIM Treasury Portfolio - Institutional Class	4,130,433
Total Investments: 97.0% (Cost: $222,876,199)		252,166,362
Other assets less liabilities: 3.0%		7,876,033
NET ASSETS: 100.0%		$260,042,395

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $18,628,540 which represents 7.2% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	3.2%	$7,963,858
Energy	44.5	112,206,068
Industrials	3.8	9,544,314
Information Technology	1.3	3,368,592
Materials	43.4	109,341,715
Real Estate	1.7	4,276,752
Utilities	0.5	1,334,630
Money Market Fund	1.6	4,130,433
	100.0%	$252,166,362

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 27.5%
Cayman Islands: 2.7%
		Fantasia Holdings Group Co. Ltd. Reg S
USD	207,000	7.38%, 10/04/19 (c)	$187,263
	133,000	8.38%, 03/08/21	125,498
	244,000	NagaCorp. Ltd. 144A
		9.38%, 05/21/20 (c)	256,821
			569,582
Chile: 0.6%
	136,000	Codelco, Inc. 144A
		4.38%, 08/05/48 (c)	138,251

China / Hong Kong: 0.9%
	202,000	Agile Group Holdings Ltd. Reg S
		6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (c)	198,413

Indonesia: 1.4%
	282,000	Bukit Makmur Mandiri Utama PT Reg S
		7.75%, 02/13/20 (c)	296,098
	22,633	Bumi Resources Tbk PT
		0.00%, 12/11/22 ^ (b) *	11,826
			307,924
Ireland: 1.4%
	285,000	Eurotorg LLC via Bonitron DAC 144A
		8.75%, 10/30/22	293,407

Luxembourg: 4.1%
	251,000	CSN Resources SA Reg S
		6.50%, 07/21/20	251,630
	132,000	Millicom International Cellular SA 144A
		6.25%, 03/25/24 (c)	134,615
	239,000	Puma International Financing SA Reg S
		5.00%, 01/24/21 (c)	208,103
	280,000	Topaz Marine SA 144A
		9.13%, 07/26/19 (c)	284,759
			879,107
Malaysia: 1.0%
MYR	860,000	Country Garden Real Estate Sdn Bhd
		6.60%, 02/23/23	212,567

Mexico: 0.0%
USD	120,000	Corp. GEO SAB de CV Reg S
		9.25%, 04/29/19 (c) (d) * # ∞	0

Netherlands: 5.9%
	279,000	Listrindo Capital BV Reg S
		4.95%, 09/14/21 (c)	271,328
	211,000	Metinvest BV 144A
		7.75%, 01/23/23 (c)	207,015
	783,000	Petrobras Global Finance BV
		6.90%, 03/19/49	776,266
			1,254,609
Nigeria: 1.2%
	246,000	Seplat Petroleum Development Co. Plc 144A
		9.25%, 04/01/20 (c)	253,995

Panama: 0.2%
	40,000	Avianca Holdings SA Reg S
		8.38%, 04/29/19 (c)	40,000

Paraguay: 0.3%
	67,000	Telefónica Celular del Paraguay SA 144A
		5.88%, 04/15/22 (c)	67,000

Singapore: 4.0%
	233,099	Eterna Capital Pte Ltd.
		8.00% 04/29/19 (c)	211,840
	23,231	Eterna Capital Pte Ltd. Reg S
		6.00% 04/29/19 (c)	22,684
	294,000	Geo Coal International Pte Ltd. Reg S
		8.00%, 10/04/20 (c)	271,575
	323,000	Indika Energy Capital III Pte Ltd. Reg S
		5.88%, 11/09/21 (c)	308,390
	70,039	Innovate Capital Pte Ltd. Reg S
		6.00% 04/29/19 (c)	40,587
			855,076
Ukraine: 0.6%
	123,000	Kernel Holding SA Reg S
		8.75%, 01/31/22	126,178

United Kingdom: 1.9%
	222,620	DTEK Finance Plc
		10.75% 04/29/19 (c)	223,065
	182,000	Tullow Oil Plc 144A
		7.00%, 03/01/21 (c)	183,720
			406,785
United States: 1.3%
	301,000	Azul Investments LLP Reg S
		5.88%, 10/26/21 (c)	286,702

Total Corporate Bonds (Cost: $5,776,591)			5,889,596
FOREIGN GOVERNMENT OBLIGATIONS: 67.5%
Armenia: 1.0%
	199,000	Republic of Armenia 144A
		7.15%, 03/26/25	221,507

Azerbaijan: 1.0%
	252,000	Republic of Azerbaijan Reg S
		3.50%, 09/01/32	221,615

Belarus: 3.4%
	291,000	Republic of Belarus International Bond 144A
		6.20%, 02/28/30	285,382
	421,000	Republic of Belarus International Bond Reg S
		6.88%, 02/28/23	442,366
			727,748
Brazil: 5.4%
BRL	419,000	Brazil Notas do Tesouro Nacional, Series B
		6.00%, 08/15/50 (a)	424,310
		Brazil Notas do Tesouro Nacional, Series F
	1,279,000	10.00%, 01/01/27	346,748
	1,421,000	10.00%, 01/01/29 (a)	387,553
			1,158,611
Colombia: 8.0%
		Colombian TES
COP	2,037,500,000	7.00%, 06/30/32 (a)	652,214
	1,406,000,000	7.50%, 08/26/26 (a)	477,030
	1,296,100,000	7.75%, 09/18/30 (a)	443,106
USD	135,000	Republic of Colombia Government Bond
		5.20%, 11/15/48 (c)	145,436
			1,717,786
Costa Rica: 3.0%
		Costa Rica International Bonds Reg S
	225,000	7.00%, 04/04/44	215,269
	438,000	7.16%, 03/12/45	424,312
			639,581
Czech Republic: 5.7%
		Czech Republic Government Bonds Reg S
CZK	15,500,000	0.45%, 10/25/23	635,711
	12,700,000	2.50%, 08/25/28	585,208
			1,220,919
Dominican Republic: 1.0%
DOP	10,920,000	Dominican Republic International Bond Reg S
		8.90%, 02/15/23	215,682

El Salvador: 3.7%
		El Salvador Government International Bonds Reg S
USD	295,000	5.88%, 01/30/25	287,628
	493,000	7.38%, 12/01/19	498,859
			786,487
Ghana: 4.2%
	201,081	Ghana Government International Bond Reg S
		7.88%, 08/07/23	210,487
		Republic of Ghana Government Bonds 144A
	230,000	8.63%, 06/16/49	224,975
	465,000	8.95%, 03/26/51	467,272
			902,734
Indonesia: 4.3%
		Indonesia Treasury Bonds
IDR	6,911,000,000	5.63%, 05/15/23	461,727
	6,253,000,000	8.13%, 05/15/24	458,441
			920,168
Jordan: 2.2%
USD	233,000	Jordan Government International Bond 144A
		7.38%, 10/10/47	230,057
	248,000	Jordan Government International Bond Reg S
		7.38%, 10/10/47	244,867
			474,924
Kenya: 1.1%
	233,000	Republic of Kenya Government Bond 144A
		8.25%, 02/28/48	236,642

Malaysia: 1.9%
MYR	1,643,000	Malaysia Government Bond
		3.73%, 06/15/28	399,968

Nigeria: 3.1%
USD	599,000	Republic of Nigeria Government Bond 144A
		9.25%, 01/21/49	665,828

Peru: 3.4%
		Peru Government Bonds Reg S 144A
PEN	1,047,000	5.94%, 02/12/29	332,616
	1,270,000	6.15%, 08/12/32	403,313
			735,929
Poland: 2.3%
PLN	1,882,000	Republic of Poland Government Bond
		2.75%, 04/25/28	490,793

Singapore: 2.0%
SGD	580,000	Singapore Government Bond
		2.00%, 02/01/24	429,634

Suriname: 1.0%
USD	221,000	Republic of Suriname International Bond Reg S
		9.25%, 10/26/26	218,017

Thailand: 6.0%
		Thailand Government Bonds
THB	14,909,000	2.13%, 12/17/26	463,326
	14,570,000	2.88%, 12/17/28	476,568
	9,799,000	3.78%, 06/25/32	344,665
			1,284,559
Ukraine: 1.5%
USD	312,000	Ukraine Government International Bond 144A
		8.99%, 02/01/24	314,084

United Kingdom: 1.0%
UAH	6,200,000	Ukreximbank Via Biz Finance Plc Reg S
		16.50%, 03/02/21	209,689

Uzbekistan: 1.3%
USD	277,000	Republic of Uzbekistan International Bond 144A
		4.75%, 02/20/24	276,198

Total Foreign Government Obligations (Cost: $14,145,423)			14,469,103

Number Of Shares
COMMON STOCK: 0.0%
Mexico: 0.0% (Cost: $0)
	3,236	Corp. GEO SAB de CV * # ∞	0

MONEY MARKET FUND: 5.8% (Cost: $1,238,419)
	1,238,419	AIM Treasury Portfolio - Institutional Class	1,238,419

Total Investments: 100.8% (Cost: $21,160,433)			21,597,118
Liabilities in excess of other assets: (0.8)%			(180,493)
NET ASSETS: 100.0%			$21,416,625

Definitions:

BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
UAH	Ukrainian Hryvnia
USD	United States Dollar

Footnotes:
(a)	All or a portion of these securities are segregated for foreign forward currency contracts.
(b)	Contingent Value Right
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
^	Zero Coupon Bond
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $5,477,457, or 25.6% of net assets.

Schedule of Open Forward Foreign Currency Contracts – March 31, 2019

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank And Trust Company	USD	754,833	ZAR	10,919,036	4/15/2019	$732
State Street Bank And Trust Company	USD	871,555	MXN	16,780,480	4/15/2019	(8,844)
State Street Bank And Trust Company	USD	1,608,505	EUR	1,413,139	4/15/2019	(21,567)
State Street Bank And Trust Company	ZAR	10,919,036	USD	754,285	4/15/2019	(1,280)
State Street Bank And Trust Company	EUR	1,413,139	USD	1,601,694	4/15/2019	14,756
State Street Bank And Trust Company	MXN	16,780,480	USD	862,040	4/15/2019	(670)
State Street Bank And Trust Company	TRY	1,245,261	USD	215,104	4/25/2019	(1,735)
State Street Bank And Trust Company	TRY	1,216,369	USD	215,325	4/25/2019	3,517
State Street Bank And Trust Company	TRY	2,215,031	USD	379,839	4/25/2019	(5,867)
State Street Bank And Trust Company	TRY	2,187,683	USD	379,839	4/25/2019	(1,105)
State Street Bank And Trust Company	EUR	1,438,674	USD	1,627,882	4/26/2019	10,767
Net unrealized depreciation on forward foreign currency contracts						$(11,296)

Definitions:
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Summary of Investments by Sector	% of Investments	Value
Basic Materials	4.1%	$892,994
Communications	0.9	201,615
Consumer, Cyclical	4.6	1,003,108
Energy	10.2	2,203,661
Financial	3.4	723,741
Government	67.0	14,469,103
Industrial	2.8	593,149
Utilities	1.3	271,328
Money Market Fund	5.7	1,238,419
	100.0%	$21,597,118